Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Summary of Activity Related Restricted Stock Awards
	Total RSA’s	Weighted-average grant date fair value
		$
Outstanding at December 31, 2022	—	—
Granted	8,855,452	1.25
Forfeited	—	—
Vested	(854,714)	1.25
Outstanding at June 30, 2023	8,000,738	1.25

Schedule of Option Activity

A summary of option activity is presented below:

	Weighted-average exercise price	Number of options	Weighted-average remaining life (in years)	Aggregate intrinsic value
	$			$’000
Outstanding, December 31, 2021	5.00	100,000	1.91	—
Granted	0.41	312,500	5.21	12
Exercised	—	—	N/A	—
Forfeited	—	—	N/A	—
Outstanding, June 30, 2022	1.52	412,500	4.29	—
Expected to vest, June 30, 2022	0.41	296,875	5.21	—
Exercisable and vested, June 30, 2022	4.38	115,625	1.93	—
Outstanding, December 31, 2022	1.52	412,500	3.53	156
Granted	1.51	600,000	5.92	—
Exercised	—	—	N/A	—
Forfeited	—	—	N/A	—
Outstanding, June 30, 2023	1.51	1,012,500	4.75	244
Expected to vest, June 30, 2023	1.17	776,857	5.30	195
Exercisable and vested, June 30, 2023	2.64	235,643	2.92	59

A summary of option activity during the years ended December 31, 2022 and 2021 is presented below:

	Number of	Weighted-average	Weighted-average remaining
	options	exercise price	life (in years)
Outstanding, January 1, 2021	300,000	$3.33	1.10
Issued	—	—
Exercised	—	—
Forfeited	(200,000)	2.50
Outstanding, December 31, 2021	100,000	$5.00	1.92
Issued	337,500	0.41	4.40
Exercised	—	—
Forfeited	(25,000)	0.41
Outstanding, December 31, 2022	412,500	$1.52	3.56

Exercisable, December 31, 2022	144,375	$3.59	1.98

Schedule of Valuation Assumptions

The Company has estimated the fair value of the options using the Black-Scholes model using the following assumptions:

Six Months Ended June 30, 2023
Risk free interest rate	3.54-4.93%
Expected term (years)	5.63
Expected volatility	53.99-69.02%
Expected dividends	—

The Company has estimated the fair value of the options using the Black-Scholes model using the following assumptions:

For the Year Ended
December 31,2022
Risk free interest rate	1.53-4.33%
Expected term (years)	5
Expected volatility	59.10-156.87%
Expected dividends	—

Schedule of Warrants Activity

A summary of warrants activity during the six months ended June 30, 2023 and 2022 is presented below:

	Number of warrants	Weighted-average exercise price	Weighted-average remaining life (in years)
		$
Outstanding, December 31, 2021	20,284,016	1.66	3.99
Granted	—	—	N/A
Exercised	(2,410,110)	—	N/A
Forfeited	—	—	N/A
Outstanding, June 30, 2022	17,873,906	1.89	4.03
Exercisable, June 30, 2022	17,873,906	1.89	4.03
Outstanding, December 31, 2022	18,033,640	1.93	3.51
Granted	—	—	N/A
Exercised	—	—	N/A
Forfeited	—	—	N/A
Outstanding, June 30, 2023	18,033,640	1.93	3.01
Exercisable, June 30, 2023	18,033,640	1.93	3.01

A summary of warrants activity during the years ended December 31, 2022 and 2021 is presented below:

		Weighted-average	Weighted-average
	Number of	exercise	remaining life
	Warrants	price	(in years)
Outstanding, January 1, 2021	2,582,857	$4.08	3.3
Issued	21,869,064	0.46
Exercised	(4,075,337)	0.01
Forfeited	(92,568)	19.99
Outstanding, December 31, 2021	20,284,016	$1.66	4.0
Issued	597,819	2.01
Exercised	(2,848,195)	0.01
Forfeited	—	—
Outstanding, December 31, 2022	18,033,640	$1.93	3.5

Exercisable, December 31, 2022	18,033,640	$1.93	3.5

Schedule of Activity Related to Restricted Common Stock

		Weighted-average grant date
	Total	fair value
Outstanding at January 1, 2021	1,200	$65.33
Granted	221,783	2.87
Forfeited	—	—
Vested	(222,983)	3.21
Outstanding at December 31, 2021	—	—
Granted	20,000	0.54
Forfeited	—	—
Vested	(20,000)	0.54
Outstanding at December 31, 2022	—	$—